Acquisitions, 2023 Acquisitions (FY) (Details) $ in Millions		9 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) acquisition	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Business	Dec. 31, 2022 USD ($) Business
Total Assets and Liabilities Acquired [Abstract]
Goodwill		$ 8,993		$ 8,970	$ 8,917	$ 8,970	$ 8,115
Acquisitions of businesses, net of cash acquired [Abstract]
Total outflow in the statements of cash flows		$ 86	$ 21		$ 249	$ 1,607	$ 2,033
Acquisitions [Member]
Acquisitions, Description [Abstract]
Number of business acquired		3				5	9
Transaction fees and related costs						$ 16	$ 25
Business Combination, Consideration Transferred [Abstract]
Cash consideration		$ 87				1,617	2,119
Total consideration		98				1,617	2,123
Total Assets and Liabilities Acquired [Abstract]
Cash and cash equivalents				10		10	86
Accounts receivable				74		74	88
Inventories		23		67		67	85
Property, plant and equipment		43		216		216	242
Operating lease right-of-use assets				4		4	24
Intangible assets		20		594		594	427
Other assets				27		27	13
Accounts payable				(23)		(23)	(42)
Operating lease liabilities				(4)		(4)	(24)
Deferred income tax liabilities, net				(78)		(78)	(52)
Other liabilities				(82)		(82)	(74)
Total identifiable net assets at fair value		81		805		805	773
Goodwill		17		812		812	1,350
Total consideration		98		1,617		1,617	2,123
Acquisitions of businesses, net of cash acquired [Abstract]
Less: cash and cash equivalents acquired		(1)				(10)	(86)
Total outflow in the statements of cash flows		86				1,607	2,033
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets		$ 20		594		594	427
Acquisitions [Member] | Customer Relationships [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				372		372	185
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				372		$ 372	$ 185
Weighted-Average Life (in years)						16 years	12 years
Acquisitions [Member] | Trade Names and Trademarks [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				71		$ 71	$ 56
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				71		$ 71	$ 56
Weighted-Average Life (in years)						25 years	25 years
Acquisitions [Member] | Developed Technology [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				41		$ 41	$ 114
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				41		$ 41	$ 114
Weighted-Average Life (in years)						20 years	9 years
Acquisitions [Member] | Others [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				110		$ 110	$ 72
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				110		110	72
Duro- Last [Member]
Acquisitions, Description [Abstract]
Revenue				362			11,282
Net income				39			1,126
Business Combination, Consideration Transferred [Abstract]
Cash consideration						1,313
Total consideration						1,313
Total Assets and Liabilities Acquired [Abstract]
Cash and cash equivalents				10		10
Accounts receivable				64		64
Inventories				52		52
Property, plant and equipment				70		70
Operating lease right-of-use assets				4		4
Intangible assets				484		484
Other assets				26		26
Accounts payable				(21)		(21)
Operating lease liabilities				(4)		(4)
Deferred income tax liabilities, net				(41)		(41)
Other liabilities				(60)		(60)
Total identifiable net assets at fair value				584		584
Goodwill	$ 729			729		729
Total consideration				1,313		1,313
Acquisitions of businesses, net of cash acquired [Abstract]
Less: cash and cash equivalents acquired						(10)
Total outflow in the statements of cash flows	$ 1,303					1,303
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				484		484
Duro- Last [Member] | Customer Relationships [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				372		372
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				372		372
Duro- Last [Member] | Trade Names and Trademarks [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				71		71
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				71		71
Duro- Last [Member] | Developed Technology [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				41		41
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				41		41
Duro- Last [Member] | Others [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				0		0
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				0		0
Others [Member]
Business Combination, Consideration Transferred [Abstract]
Cash consideration						304	694
Total consideration						304	698
Total Assets and Liabilities Acquired [Abstract]
Cash and cash equivalents				0		0	2
Accounts receivable				10		10	48
Inventories				15		15	35
Property, plant and equipment				146		146	120
Operating lease right-of-use assets				0		0	7
Intangible assets				110		110	217
Other assets				1		1	4
Accounts payable				(2)		(2)	(24)
Operating lease liabilities				0		0	(7)
Deferred income tax liabilities, net				(37)		(37)	(2)
Other liabilities				(22)		(22)	(12)
Total identifiable net assets at fair value				221		221	388
Goodwill				83		83	310
Total consideration				304		304	698
Acquisitions of businesses, net of cash acquired [Abstract]
Less: cash and cash equivalents acquired						0	(2)
Total outflow in the statements of cash flows						304	692
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				110		110	217
Others [Member] | Customer Relationships [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				0		0	112
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				0		0	112
Others [Member] | Trade Names and Trademarks [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				0		0	6
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				0		0	6
Others [Member] | Developed Technology [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				0		0	27
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				0		0	27
Others [Member] | Others [Member]
Total Assets and Liabilities Acquired [Abstract]
Intangible assets				110		110	72
Purchase Price Allocated to Identifiable Intangible Assets [Abstract]
Total identified intangible assets				$ 110		$ 110	$ 72